Taxes - Summary of Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Petroleum resource rent tax (PRRT)
PRRT expense/(benefit)	$ 349	$ (91)	$ 898
Adjustment to prior years
Income tax expense	763	814	653
Tax expense	1,112	723	1,551
Petroleum resource rent tax (PRRT)
Petroleum resource rent tax (PRRT)
Current tax expense	358	396	367
Deferred tax (benefit)/expense	(9)	(487)	531
Income tax
Petroleum resource rent tax (PRRT)
Current tax expense	1,361	1,420	1,872
Deferred tax (benefit)/expense	(570)	(484)	(1,255)
Adjustment to prior years
Current tax (benefit)/expense	(19)	(177)	14
Deferred tax (benefit)/expense	$ (9)	$ 55	$ 22